FINANCIAL TRUSTS (Tables)	12 Months Ended
Dec. 31, 2023
Fideicomiso de Administracin Interconexin Financial Trust
Disclosure of financial trust [line items]
Summary of Financial Trust

Financial trust	Indenture executed on	Due of principal obligation	Original principal amount	Principal balance	Beneficiaries	Settlers
Fideicomiso de Administración Interconexión 500 KV ET Nueva San Juan - ET Rodeo Iglesia	09/12/2018

The duration of this Trust FundContract will be 24 months as from 09/12/2018, or termination of payment obligations through disbursements (the “termination date”). After 30 (thirty days) days of the end of the term of the trust contract without the parties having agreed on an extension fee, the trust will be considered extinguished without the possibility of extension, with the trustee receiving, from the trust account, the sum of pesos equivalent to U$D 6,000 (six thousand US dollars) at the current purchasing exchange rate at Banco Supervielle as a penalty. Dated 10/14/2023 Interconnection Eléctrica Rodeo S.A. accepted the proposal of the Commission for Extension and Extension of the Trust Contract for 6 month.

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Those initially mentioned (DISERVEL S.R.L., INGENIAS S.R.L, GEOTECNIA (INV. CALVENTE), NEWEN INGENIERIA S.A., INGICIAP S.A., MERCADOS ENERGETICOS, DISERVEL S.R.L.) and providers of works, goods and services included in the Project to be assigned by the Trustee with prior consent of the Trustor

Interconexión Electrica Rodeo S.A.

Micro Lending Financial Trust
Disclosure of financial trust [line items]
Summary of Financial Trust

		Securitized	Issued Securities
Financial Trust	Set-up on	Amount	Type	Amount	Type	Amount	Type	Amount
III	06/08/2011	$39,779	VDF TV A	VN$31,823	VDF B	NV $6,364	Participation certificate	VN $1,592
			Exp date: 03/12/13		Exp date: 11/12/13		Exp date: 10/12/16
IV	09/01/2011	$40,652	VDF TV A	VN$32,522	VDF B	NV $6,504	Participation certificate	VN $1,626
			Exp date: 06/20/13		Exp date: 10/20/13		Exp date: 06/29/17